SUBSEQUENT EVENTS (Details Narrative) - USD ($)						12 Months Ended
	Jul. 11, 2024	Apr. 06, 2024	Apr. 05, 2024	Jan. 23, 2023	Dec. 15, 2022	Jan. 31, 2025	Jan. 31, 2024	Mar. 25, 2025	Feb. 24, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024
Subsequent Event [Line Items]
Preferred stock, par value						$ 0.001	$ 0.001
Sold private placement shares					4,333,333
Conversion of shares, principal and accrued interest			880,000
Principal amount			$ 201,200
Conversion price			$ 0.23
Warrants exercised										1,340,000	225,000	225,000
Warrants outstanding						$ 54,616,245
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercised								225,000	225,000
Placement Agent [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares	813,333
Former Shareholders [Member]
Subsequent Event [Line Items]
Exchange shares				66,794,143
Consultants [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares	418,333
Series A Convertible Non Voting Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Conversion shares	185.66
Preferred stock, par value	$ 0.001
Common Stock [Member]
Subsequent Event [Line Items]
Resell up shares	94,126,642
Sale of preferred stock, shares	9,283,333
Conversion shares		1,005,000				12,848,116	3,844,073
Warrants outstanding										$ 201,000	$ 54,000	$ 54,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants outstanding								$ 54,000	$ 54,000
Warrant [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares						1,125,000
Exercise of warrants sold shares	11,604,167
Warrants exercised													62,500	750,000	10,166,875